Premises and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016
Premises and Equipment, Net, by Type [Abstract]
Premises and equipment, gross	$ 482	$ 457
Less accumulated depreciation	(232)	(219)
Premises and equipment, net	250	238		$ 259
Depreciation	26	26	$ 23
Land
Premises and Equipment, Net, by Type [Abstract]
Premises and equipment, gross	58	66
Office buildings
Premises and Equipment, Net, by Type [Abstract]
Premises and equipment, gross	$ 149	144
Office buildings | Minimum
Premises and Equipment, Net, by Type [Abstract]
Estimated Useful Lives (in years)	7 years
Office buildings | Maximum
Premises and Equipment, Net, by Type [Abstract]
Estimated Useful Lives (in years)	31 years 6 months
Computer hardware and software
Premises and Equipment, Net, by Type [Abstract]
Premises and equipment, gross	$ 214	180
Computer hardware and software | Minimum
Premises and Equipment, Net, by Type [Abstract]
Estimated Useful Lives (in years)	3 years
Computer hardware and software | Maximum
Premises and Equipment, Net, by Type [Abstract]
Estimated Useful Lives (in years)	7 years
Furniture, fixtures and equipment
Premises and Equipment, Net, by Type [Abstract]
Premises and equipment, gross	$ 61	$ 67
Furniture, fixtures and equipment | Minimum
Premises and Equipment, Net, by Type [Abstract]
Estimated Useful Lives (in years)	3 years
Furniture, fixtures and equipment | Maximum
Premises and Equipment, Net, by Type [Abstract]
Estimated Useful Lives (in years)	7 years